Business Combination	3 Months Ended
Mar. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Business Combination

(3)	Business Combination
On January 3, 2023, the Company entered into the Business Combination described in Note 1 (Description of the Business). The primary purpose of the Business Combination was to combine established high-growth companies that can benefit from access to capital and public markets and continue value-creation by management.
The Business Combination is a forward merger and is accounted for using the acquisition method of accounting. The Company is the accounting acquirer and Umbrella, including the Target Companies, is the accounting acquiree. The Company has been determined to be the accounting acquirer because Umbrella meets the definition of a variable interest entity (“VIE”), and the Company is the primary beneficiary of Umbrella. ASC 805 requires the primary beneficiary of a VIE to be identified as the accounting acquirer. The Company is the primary beneficiary because it controls all activities of Umbrella, and the non-managing
members of Umbrella do not have substantive
kick-out
or participating rights.
The Business Combination met the requirements to be considered a business combination under ASC 805. The assets and liabilities acquired from the Target Companies, affected for preliminary adjustments to reflect fair market values assigned to assets purchased and liabilities assumed, and results of operations, are included in the Company’s condensed consolidated financial statements from the date of acquisition. The Company has allocated the purchase price to the tangible and identifiable intangible assets based on their estimated fair market values at the acquisition date as required under ASC 805. The excess of the purchase price over the fair value of the net identifiable tangible and intangible assets was recorded as goodwill and is deductible for tax purposes.
The Business Combination resulted in the Company acquiring 51% of the equity interests of Umbrella which holds 100% of the equity interests of Alvarium, TWMH, and TIG. The remainder of Umbrella is held by the historical equity holders of TWMH and TIG through their ownership of Class B Units, which are presented as non-controlling
interest on the Company’s Condensed Consolidated Statement of Financial Position.

As a result of the Business Combination, Umbrella, which represents substantially all of the economic activity of the Company, became a subsidiary of the Company. Since the Company is the sole managing member of Umbrella following the Business Combination, the Class B Units held by the former equity holders of TWMH and TIG are classified as non-controlling
interests in the Company’s financial statements. An allocation of net income or loss representing the percentage of ownership of Umbrella not controlled by the Company will be attributed to the non-controlling
interests in the Company’s Condensed Consolidated Statement of Operations.
Each Class B Unit of Umbrella is paired with a share of Class B Common Stock (collectively, the “Paired Interests”). Pursuant to the Second Amended and Restated Limited Liability Agreement of Umbrella, dated as of January 3, 2023, a Paired Interest is exchangeable at any time after the lock-up
period for a share of Class A Common Stock on a
one-for-one
basis, subject to equitable adjustments for stock splits, stock dividends and reclassifications. As the holder exchanges the Paired Interests pursuant to the LLC Agreement, the shares of Class B Common Stock included in the Paired Interests will automatically be canceled and the Class B Common Units included in the Paired Interests shall be automatically transferred to the Issuer and converted into and become an equal number of Class A Common Units in Umbrella. Alternatively, if approved by the disinterested members of the board of directors of the Company, such Class B Common Stock can be settled in cash funded from the proceeds of a private sale or a public offering of Class A Common Stock.
The Sponsor, in connection with the Business Combination, purchased 8,625,000 shares of Class B Common Stock (the “Founder Shares”) for $25,000 (approximately $0.03 per share). These shares had no value until the Business Combination completed. At this point, the Founder Shares automatically converted into Class A Common Stock. This conversion was solely contingent upon the completion of the business combination and did not include any future service requirements. As such, this cost of 8,625,000 shares at $10.33 per share for $89.1 million will be presented “on the line” and is not reflected in either predecessor or successor financial statement periods. “On the line” describes those expenses triggered by the consummation of a business combination that are not recognized in the Condensed Consolidated Statement of Operations as they are not directly attributable to either period but instead were contingent on the Business Combination.
As part of the Business Combination, the Company incurred $17.8 million of acquisition-related costs during the three months ended March 31, 2023 (Successor) which are included predominantly in the “Professional fees” line in the Condensed Consolidated
Statements
of Operations. The Predecessor incurred $1.0 million of acquisition-related costs during the three months ended March 31, 2022 (Predecessor). In addition, the Company incurred $4.6 million of debt issuance costs related to debt issued to finance the Business Combination. Of the total debt issuance
costs, $1.8 million is related to the Term Loan and drawn amount of the Revolver and is recorded as an offset to the “Debt, net of unamortized
deferred financing cost” line item of the Condensed Consolidated Statement of Financial Position. $2.8 million of the debt issuance costs related to the undrawn amount of the Revolver were recorded in the “Other assets” line item of the Condensed Consolidated Statements of Financial Position.
The Business Combination was accounted for using the acquisition method of accounting, and the fair value of the total purchase consideration transferred was $1,071.1 million. Included in total purchase consideration is contingent consideration of $85.1 million, which is payable to the selling shareholders upon achievement of certain volume-weighted average price targets for the shares of Class A Common Stock or upon a change of control of the Company occurring between the Closing Date and the fifth anniversary of the Closing Date. The contingent consideration was measured at fair value at the acquisition date and recorded as a liability in the

“Earn-out
liability” line of the Condensed Consolidated Statement of Financial Position. See Note 2 (Summary of Significant Accounting Policies) for additional information.

(Dollars in Thousands)	Amount
Cash consideration	$99,999
Equity consideration:
Class A	$294,159
Class B	$573,205
Warrants	$4,896
Earn-out consideration	$85,097
Tax Receivable Agreement	$13,000
Payment of assumed liabilities	$760

Total purchase consideration transferred	$1,071,116

The consideration transferred is subject to customary closing adjustments in the post-combination period. While the valuation of consideration transferred is substantially completed, fair value estimates related to the consideration transferred are subject to adjustment for up to one year after the closing date of the acquisition as additional information becomes available. Valuations subject to adjustment include, but are not limited to, the Tax Receivable Agreement and
Earn-out
consideration as management continues to review the estimated fair values and evaluate the assumed tax position. When the valuation is final, any changes to the preliminary valuation of consideration transferred could result in adjustments to identified intangibles and goodwill. The fair values of consideration transferred is expected to be finalized during the remeasurement period, which ends on December 31, 2023. During the period January 3, 2023—March 31, 2023 (Successor), there were no measurement period adjustments made to purchase consideration transferred.

The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the Business Combination (in thousands):

(Dollars in Thousands)	Business Combination Date Fair Value
Cash and cash equivalents	$24,047
Management/advisory fees receivable	41,691
Investments at fair value	148,674
Equity method investments	47,713
Property, plant and equipment	3,996
Intangible assets	541,718
Goodwill	524,790
Operating lease right-of-use assets	28,487
Other assets	47,147

Total Assets Acquired	$1,408,263

Accounts payable and accrued expenses	75,846
Accrued compensation and profit sharing	25,051
Accrued member distributions payable	12,803
Delayed share purchase agreement	1,818
Earn-in consideration payable	1,519
Operating lease liabilities	29,047
Debt	124,533
Deferred tax liability, net	50,288
Other liabilities	15,482

Total Liabilities Assumed	$336,387

Total Assets Acquired and Liabilities Assumed	1,071,876
Non-controlling interest in subsidiaries	(760)

$1,071,116
For the period January 3 – March 31, 2023 (Successor), cash and cash equivalents at the beginning of the period of $194.1 million included the proceeds from the PIPE Investors related to the private placements issuances, remaining cash held in the trust account, and the beginning balance sheet cash from each of Alvarium, TIG, and TWMH.
While the valuation of acquired assets and liabilities is substantially complete, fair value estimates are subject to adjustment for up to one year after the closing date of the acquisition as additional information becomes available. Valuations subject to adjustment include, but are not limited to, equity method investments, intangible assets, and the Tax Receivable Agreement, as management continues to review the estimated fair values and evaluate the assumed tax position. At this time, the Company expects that changes to the value of equity method investments, intangible assets, goodwill, the Tax Receivable Agreement and deferred tax assets and liabilities will be made during the measurement period. The fair values of assets acquired and liabilities assumed is expected to be finalized during the remeasurement period, which ends on December 31, 2023.
During the three months ended March 31, 2023 (Successor), there were no measurement period adjustments made to the assets acquired or liabilities assumed. When the valuation is final, any changes to the preliminary valuation of acquired assets and liabilities could result in adjustments to identified intangibles and goodwill.

The fair values of assets acquired and liabilities assumed is expected to be finalized during the remeasurement period, which ends on December 31, 2023.
Fair Value of Net Assets Acquired and Intangibles
With the exception of operating
right-of-use
assets and operating lease liabilities accounted for under Topic 842, in accordance with Accounting Standards Codification, or ASC 805, the assets and liabilities were recorded at their respective fair values as of January 3, 2023. The Company developed the fair value of intangible assets, which include trade names, customer relationships, investment management agreements, developed technology and backlog, using various techniques including discounted cash flow, relief from royalty, multi-period excess earnings, and a Monte Carlo simulation approach. The Company developed the fair value of equity method investments using various techniques including discounted cash flow and a guideline public company approach. The investments at fair value and earn-in
consideration are carried at fair value and no adjustment was made. For all other major assets and liabilities acquired, the Company determined that book value approximated fair value.
Goodwill is comprised of expected synergies for the combined operations and the assembled workforce acquired in the Business Combination, which does not qualify as a separately recognized intangible asset. Goodwill is allocated between the two reporting segments: Wealth Management and Asset Management. The goodwill allocation between Wealth Management and Asset Management is $293.4 million and $231.4 million, respectively.
Below is a summary of the intangible assets acquired in the Business Combination (in thousands):

(Dollars in Thousands)	Acquisition Date Fair Value	Estimated Life (Years)
Trade Names	$14,695	11.5
Customer Relationships	163,851	27.1
Investment Management Agreements (definite life)	114,473	15
Investment Management Agreements (indefinite life)	247,100	N/A
Developed Technology	1,000	5
Backlog	599	0.5

Total Intangible Assets	$541,718

The intangible assets acquired and subject to amortization have a weighted average useful life of 21.5 years.